Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 16, 2014
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 16, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 16, 2014
Prospectus Date	rr_ProspectusDate	Jun. 03, 2014
PFI Prospectus - Class A,P
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated June 16, 2014
to the Classes A and P Shares Prospectus
for Principal Funds, Inc.
dated June 3, 2014

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.
FUND SUMMARIES

PFI Prospectus - Class A,P | LargeCap Growth Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGECAP GROWTH FUND I
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Delete the Average Annual Total Returns table and the text below it, and substitute:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A,P | LargeCap Growth Fund I [Member] | Russell 1000 Growth Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.48%
5 Years	rr_AverageAnnualReturnYear05	20.39%
10 Years	rr_AverageAnnualReturnYear10	7.83%
PFI Prospectus - Class A,P | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class P
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	36.44%
5 Years	rr_AverageAnnualReturnYear05	23.53%
10 Years	rr_AverageAnnualReturnYear10	8.70%
PFI Prospectus - Class A,P | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class P | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	34.49%
5 Years	rr_AverageAnnualReturnYear05	22.85%
10 Years	rr_AverageAnnualReturnYear10	8.16%
PFI Prospectus - Class A,P | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class P | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class P Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	22.17%
5 Years	rr_AverageAnnualReturnYear05	19.48%
10 Years	rr_AverageAnnualReturnYear10	7.13%
PFI Prospectus - Class A,P | MidCap Value Fund III [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDCAP VALUE FUND III
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Delete the Average Annual Total Returns table and the text below it, and substitute:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class P shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A,P | MidCap Value Fund III [Member] | Russell Midcap Value Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.46%
5 Years	rr_AverageAnnualReturnYear05	21.16%
10 Years	rr_AverageAnnualReturnYear10	10.25%
PFI Prospectus - Class A,P | MidCap Value Fund III [Member] | MidCap Value Fund III, Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.51%
5 Years	rr_AverageAnnualReturnYear05	18.74%
10 Years	rr_AverageAnnualReturnYear10	8.34%
PFI Prospectus - Class A,P | MidCap Value Fund III [Member] | MidCap Value Fund III, Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	27.03%
5 Years	rr_AverageAnnualReturnYear05	18.16%
10 Years	rr_AverageAnnualReturnYear10	7.21%
PFI Prospectus - Class A,P | MidCap Value Fund III [Member] | MidCap Value Fund III, Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	16.65%
5 Years	rr_AverageAnnualReturnYear05	15.06%
10 Years	rr_AverageAnnualReturnYear10	6.48%
PFI Prospectus - Class A,P | MidCap Value Fund III [Member] | MidCap Value Fund III, Class P
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	36.06%
5 Years	rr_AverageAnnualReturnYear05	20.14%
10 Years	rr_AverageAnnualReturnYear10	9.02%